UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2007

Check here if Amendment 		[   ];  Amendment Number :
This Amendment (Check Only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    	Old Second National Bank
Address: 	37 South River Street
		Aurora, 	IL	60506

13F File Number : 28-13244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name: 	Joel A. Binder
Title: 	1st Vice President
Phone:	630-844-6767

Signature,Place, and Date Of Signing:

Joel A. Binder 		Aurora IL 		September 30, 2007
[Signature]		[City, State]		[Date]

Special 5: This report was mailed in error to the OCC in a timely matter. To be in compliance we are electronically submitting all past reports mailed that our system was capible to complete.


Report Type (Check only one.):

[X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Joel A. Binder		Aurora, IL		September 30, 2007
[Signature]		[City, State]		[Date]

	        FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	92
Form 13F Information Table Value Total: $241,596 (x1000)
List of Other Managers: NONE

                                                   Market                    Investment Direction	     Voting Authority
 Name Of Issuer              Type      Cusip       Value       Sh/PV       Sole    Shared     Other   Sole  Shared       Other
						   (x 1000)

AT&T Inc                     Equity    00206R102   1,322       31,255 SH   22,161    9,095     0     30,483   0         772

Abbott Laboratories          Equity    002824100   4,444       82,883 SH   63,488   19,395     0     82,643   0         240

Air Products & Chemicals Inc Equity    009158106   1,900       19,431 SH   18,457      974     0     19,431   0           0

Alcoa Inc                    Equity    013817101     308        7,873 SH    6,809    1,064     0      7,398   0         475

Altria Group Inc             Equity    02209S103   3,446       49,561 SH   44,711    4,850     0     49,461   0         100

American Express Co          Equity    025816109     327        5,500 SH    5,500        0     0      5,500   0           0

American International Group Equity    026874107   2,872       42,461 SH   40,882    1,579     0     42,311   0         150

Apache Corp                  Equity    037411105   3,008       33,403 SH   32,653      750     0     33,303   0         100

BP Amoco Plc Sponsored Adr   Equity    055622104     953       13,740 SH   12,617    1,123     0     13,740   0           0

Bank America Corp            Equity    060505104   3,480       69,218 SH   65,572    3,646     0     68,888   0         330

Baxter Intl Inc              Equity    071813109   1,316       23,382 SH   22,922      460     0     23,382   0           0

Biotech Holders Tr Depos     Equity    09067D201   3,906       17,615 SH   17,157      458     0     17,565   0          50

Boeing Co                    Equity    097023105   2,850       27,141 SH   27,141        0     0     27,141   0           0

Bristol Myers Squibb Co      Equity    110122108     232        8,033 SH    4,025    4,008     0      8,033   0           0

Caterpillar Inc              Equity    149123101   3,730       47,557 SH   46,053    1,504     0     46,857   0         700

Chevron Corp                 Equity    166764100   6,250       66,789 SH   61,530    5,259     0     66,369   0         420

Chubb Corp                   Equity    171232101   3,142       58,583 SH   56,228    2,355     0     58,263   0         320

Cisco Systems Inc            Equity    17275R102   5,821      175,699 SH  169,594    6,105     0    173,749   0       1,950

Citigroup Inc                Equity    172967101   3,531       75,664 SH   66,104    9,560     0     75,204   0         460

Coca Cola Co                 Equity    191216100   4,451       77,452 SH   74,821    2,631     0     77,112   0         340

Conocophillips Com           Equity    20825C104     206        2,343 SH    1,158    1,185     0      2,343   0           0

Curtiss-Wright Corp          Equity    231561101     259        5,452 SH        0    5,452     0      5,452   0           0

Drs Technologies Inc         Equity    23330X100     220        4,000 SH        0    4,000     0      4,000   0           0

Devon Energy Corp New        Equity    25179M103     361        4,340 SH    4,340        0     0      4,340   0           0

Disney Common Stock          Equity    254687106   3,707      107,788 SH  104,372    3,416     0    107,338   0         450

Dominion Resources Inc New   Equity    25746U109   1,926       22,843 SH   22,593      250     0     22,735   0         108

Dow Chemical Co              Equity    260543103     388        9,007 SH    8,657      350     0      8,757   0         250

Ebay Inc Com                 Equity    278642103   2,637       67,570 SH   66,377    1,193     0     67,570   0           0

Emerson Electric Corp        Equity    291011104   3,355       63,032 SH   62,929      740     0     62,992   0          40

Exelon Corp                  Equity    30161N101     851       11,289 SH    7,077    4,212     0     11,289   0           0

Exxon Mobil Corp             Equity    30231G102   5,949       64,267 SH   54,666    9,601     0     62,797   0       1,470

Franklin Resources Inc       Equity    354613101   2,711       21,266 SH   21,146      120     0     21,126   0         140

Gannett Co                   Equity    364730101     906       20,724 SH   20,724        0     0     20,724   0           0

General Dynamics Corp        Equity    369550108     387        4,577 SH    4,577        0     0      4,357   0         220

General Electric Co          Equity    369604103   5,866      141,692 SH  123,660   18,032     0    140,982   0         710

General Mills Inc            Equity    370334104     566        9,765 SH    4,965    4,800     0      9,765   0           0

Hewlett Packard Co           Equity    428236103     280        5,618 SH    5,408      210     0      5,043   0         575

Intel Corp                   Equity    458140100   5,478      214,531 SH  204,581    9,950     0    211,551   0       2,980

International Business       Equity    459200101     431        3,660 SH    1,637    2,023     0      3,520   0         140

International Paper Co       Equity    460146103   1,352       37,703 SH   36,339    1,364     0     37,703   0           0

J P Morgan Chase & Co        Equity    46625H100   3,335       72,788 SH   70,153    2,635     0     72,488   0         300

Johnson & Johnson            Equity    478160104   4,626       70,404 SH   66,849    3,555     0     69,959   0         445

Kraft Foods Inc Class A      Equity    50075N104     319        9,242 SH    6,753    2,489     0      9,242   0           0

Lilly Eli & Co               Equity    532457108   1,204       21,150 SH   21,150        0     0     21,150   0           0

Lincoln National Corp        Equity    534187109   2,464       37,346 SH   37,174      172     0     37,346   0           0

Lowes Companies Inc          Equity    548661107   1,392       49,688 SH   47,788    1,900     0     49,058   0         630

Mb Financial                 Equity    55264U108   1,033       29,905 SH   29,905        0     0     29,625   0         280

Manulife Financial           Equity    56501R106   4,867      117,956 SH  117,956        0     0    117,956   0           0

Marathon Oil Corp            Equity    565849106   2,585       45,336 SH   43,840    1,496     0     44,936   0         400

McDonalds Corp               Equity    580135101   1,608       29,519 SH   29,041      478     0     29,419   0         100

Medtronic Inc                Equity    585055106   2,977       52,770 SH   50,990    1,780     0     52,330   0         440

Merck & Co Inc               Equity    589331107     802       15,514 SH   14,664      850     0     15,514   0           0

Merrill Lynch & Co Inc       Equity    590188108   2,638       37,012 SH   35,562    1,450     0     36,712   0         300

Metlife Inc                  Equity    59156R108   2,870       41,152 SH   39,302    1,850     0     41,152   0           0

Microsoft Corp               Equity    594918104   4,782      162,320 SH  152,889    9,431     0    160,960   0       1,360

Motorola Inc                 Equity    620076109   1,342       72,400 SH   71,600      800     0     72,100   0         300

National Oilwell Varco       Equity    637071101   2,113       14,626 SH   13,476    1,150     0     14,626   0           0

Nicor Inc                    Equity    654086107     283        6,603 SH    5,188    1,415     0      6,603   0           0

Old Second Bancorp Inc       Equity    680277100  43,372    1,521,828 SH 1,344,363 177,465     0  1,485,208   0      36,620

Old Second Capital Trust     Equity    680280104     267       26,900 SH   26,900        0     0     26,900   0           0

Oracle Corp                  Equity    68389X105   5,113      236,168 SH  223,748   12,420     0    235,188   0         980

Pepsico Inc.                 Equity    713448108   4,303       58,733 SH   54,180    4,553     0     58,533   0         200

Pfizer Inc                   Equity    717081103   2,948      120,674 SH  100,113   20,561     0    119,744   0         930

Powershares DB Comm.         Equity    73935S105     922       32,800 SH   32,800        0     0     32,800   0           0

Procter & Gamble Co          Equity    742718109   6,193       88.044 SH   73,711   14,333     0     87,679   0         365

Regal-Beloit Corp            Equity    758750103     216        4,500 SH    4,500        0     0      4,500   0           0

Sanfilippo John B & Son Inc. Equity    800422107     154       18,832 SH   18,832        0     0     18,832   0           0

Schlumberger Ltd             Equity    806857108   4,053       38,604 SH   37,722      822     0     38,384   0         220

Select Sector Spdr Tr Utils  Equity    81369Y886   2,588       65,037 SH   60,737    4,300     0     65,037   0           0

Southern Co.                 Equity    842587107     233        6,421 SH    2,562    3,859     0      6,421   0           0

Target Corp                  Equity    87612E106   1,818       28,592 SH   26,956    1,636     0     28,392   0         200

Teva Pharmaceutical Inds Ltd Equity    881624209   2,449       55,081 SH   50,881    4,200     0     54,441   0         640

Texas Instruments Inc        Equity    882508104   1,966       53,720 SH   49,215    4,505     0     53,270   0         450

3m Co                        Equity    88579Y101   3,035       32,431 SH   30,386    2,045     0     32,281   0         150

US Bancorp Del Com New       Equity    902973304   3,296      101,334 SH   22,247   79,087     0    101,334   0           0

United Parcel Service Inc    Equity    911312106   2,176       28,970 SH   28,840      130     0     28,970   0           0

United Technologies Corp     Equity    913017109     935       11,613 SH   11,613        0     0     11,613   0           0

Unitrin Inc                  Equity    913275103   1,041       21,000 SH        0   21,000     0     21,000   0           0

Verizon Communications       Equity    92343V104   3,515       79,391 SH   75,293    4,098     0     79,191   0         200

Wachovia Corp 2nd New        Equity    929903102     815       16,258 SH   15,529      729     0     16,258   0           0

Wal-Mart Stores Inc          Equity    931142103   1,688       38,670 SH   37,370    1,300     0     38,290   0         380

Walgreen Co                  Equity    931422109     273        5,779 SH    4,129    1,650     0      5,679   0         100

Waste Management New         Equity    94106L109   2,631       69,726 SH   68,311    1,415     0     69,654   0          72

Waters Corp                  Equity    941848103   1,234       18,436 SH   18,436        0     0     18,436   0           0

Wellpoint Inc                Equity    94973V107   1,241       15,725 SH   14,775      950     0     15,725   0           0

Wells Fargo & Co New         Equity    949746101     600       16,850 SH   14,400    2,450     0     16,850   0           0

Wisconsin Energy Corp        Equity    976657106     275        6,102 SH    6,102        0     0      6,102   0           0

Zimmer Holdings Inc          Equity    98956P102   2,724       33,635 SH   32,725      910     0     33,235   0         400

Everest Re Group Ltd         Equity    G3223R108     479        4,343 SH    3,093    1,250     0      4,263   0          80

Garmin Ltd                   Equity    G37260109     239        2,000 SH    2,000        0     0      2,000   0           0

Ingersoll - Rand Co Class A  Equity    G4776G101     272        5,000 SH    5,000        0     0      5,000   0           0

Transocean Sedco Forex Inc   Equity    G90078109   2,766       24,470 SH   23,310    1,160     0     24,385   0          85

Flextronics Intl Ltd Com     Equity    Y2573F102     143       12,786 SH   12,586      200     0     11,801   0         985
